================================================================================

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549
                              OMB Number: 3235-0578
                              Expires: May 31, 2007

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 0001011996

Registrant: STAAR Investment Trust

604 McKnight Park Dr., Pittsburgh, PA 15237

Name and address of agent for service: Thomas Sweeney, P.O. Box 82637, Pittsburgh, PA 15218

Registrant's telephone number, including area code: 412-367-9076

Date of fiscal year end: December 31

Date of reporting period: July 1, 2006 - September 30, 2006

D. INCORPORATION BY REFERENCE.

A registrant may incorporate by reference information required by the Form. All incorporation by reference must comply with the requirements of this Form and the following rules on incorporation by reference: Rule 10(d) of Regulation S-K under the Securities Act of 1933 (17 CFR 229.10(d)) (general rules on incorporation by reference, which, among other things, prohibit, unless specifically required by this Form, incorporating by reference a document that includes incorporation by reference to another document, and limits incorporation to documents filed within the last 5 years, with certain exceptions); Rule 303 of Regulation S-T (17 CFR 232.303) (specific requirements for electronically filed documents); Rules 12b-23 and 12b-32 under the Exchange Act (17 CFR 240.12b-23 and 12b-32) (additional rules on incorporation by reference for reports filed pursuant to Sections 13 and 15(d) of the Exchange
Act); and Rules 0-4, 8b-23, and 8b-32 under the Act (17 CFR 270.0-4, 270.8b-23, and 270.8b-32) (additional rules on incorporation by reference for investment companies).

================================================================================

ITEM 1. SCHEDULE OF INVESTMENTS

                                   AltCat Fund
                       Portfolio Valuation* as of 9/30/06

                                                                                                                         UNREALIZED
                      POSITION                         SHARES    UNIT COST   PRICE      COST        VALUE     PERCENT    GAIN/(LOSS)
----------------------------------------------------   -------   ---------   ------   ---------   ---------   -------   ------------
       Northside Bank 12b-1 Cash                         3,225      1.00       1.00       3,225       3,225     0.1%            0
       Trust Company STAAR Accsessor US Gov't          226,905      1.00       1.00     226,905     226,905     7.8%            0
       ProFunds Money Market                           189,448      1.00       1.00     189,448     189,448     6.6%            0
       Savings Fidelity Escrow Account                     800      1.00       1.00         800         800     0.0%            0
                                                       -------    ------     ------   ---------   ---------    ----
CASH & EQUIVALENTS                                     420,379      1.00       1.00     420,379     420,379    14.5%            0

US MID-CAP LARGER CO. STOCK MUTUAL FUNDS
       iShares Russell Midcap Value Index Fund             700    114.51     136.13      80,157      95,291     3.3%       15,135
       iShares S&P 500/Barra Value Index Fund            1,000     56.10      71.81      56,098      71,810     2.5%       15,712
       iShares DJ US Pharmaceuticals Index Fund            500     51.74      52.35      25,872      26,175     0.9%          304
       iShares S&P Global Healthcare Sect Index Fund       500     57.28      57.13      28,640      28,565     1.0%          (75)
       iShares S&P Global Tech Sect Index Fund             400     53.90      55.16      21,559      22,064     0.8%          505
       Muhlenkamp Fund                                   2,284     44.53      80.05     101,698     182,828     6.3%       81,130
                                                       -------    ------     ------   ---------   ---------    ----       -------
            SUBTOTAL                                                                    314,023     426,733    14.8%      112,710
US SMALLER CO. STOCKS/MUTUAL FUNDS
       iShares S&P SC 600/Barra Value Index Fund         1,000     54.49      69.75      54,494      69,750     2.4%       15,256
                                                       -------    ------     ------   ---------   ---------    ----       -------
            SUBTOTAL                                                                     54,494      69,750     2.4%       15,256
GLOBAL SMALLER CO. STOCK MUTUAL FUNDS
       Franklin Mutual Series Discovery Fund A          10,020     20.46      28.88     204,996     289,371    10.0%       84,375
       AF SmallCap World Fund                            4,749     23.35      38.88     110,895     184,656     6.4%       73,760
                                                       -------    ------     ------   ---------   ---------    ----       -------
            SUBTOTAL                                                                    315,892     474,027    16.4%      158,135

ALTERNATIVE CATEGORIES
       BroadVision Inc                                      75      0.00       0.71           0          53     0.0%           53
       Eaton Vance Greater India A                       1,706     23.46      23.13      40,019      39,455     1.4%         (564)
       Franklin Natural Resources Fund A                 8,781     17.04      31.70     149,666     278,365     9.6%      128,699
       Internet Infrastructure HOLDRS Tr                 7,500      3.88       5.35      29,123      40,125     1.4%       11,002
       iShares GS Networking Index Fund                    500     29.25      30.81      14,627      15,405     0.5%          778
       iShares DJ US Basic Materials Sector Index          500     49.29      53.34      24,646      26,670     0.9%        2,024
       iShares DJ US Healthcare Sector Index             1,000     56.42      65.52      56,417      65,520     2.3%        9,103
       iShares DJ US Medical Devices Index Fund            500     47.40      46.63      23,701      23,315     0.8%         (386)
       iShares DJ US Telecomm. Sector Index              1,000     23.22      27.68      23,219      27,680     1.0%        4,461
       iShares MSCI Australia Index                      1,500     16.48      21.20      24,716      31,800     1.1%        7,084
       iShares MSCI Japan Index                          2,000     12.22      13.54      24,442      27,080     0.9%        2,638
       iShares MSCI Malaysia Index Fund                  5,000      7.23       7.66      36,129      38,300     1.3%        2,171
       Ivy Pacific Opportunities Fund A                 11,339      8.23      14.66      93,329     166,233     5.7%       72,904
       John Hancock Tech Leaders A                       2,538      8.79       9.71      22,306      24,647     0.9%        2,341
       Live Oak Health Sciences                         13,621     11.01      10.81     150,000     147,243     5.1%       (2,757)
       Matthews Asian Growth and Income                  3,834     15.37      18.75      58,932      71,894     2.5%       12,962
       Neuberger & Berman Focus Adv                      6,029     16.60      17.89     100,083     107,858     3.7%        7,775
       Vanguard Energy                                   3,613     28.67      60.39     103,591     218,168     7.5%      114,577
       Vanguard Health Care                              1,010    111.53     149.40     112,644     150,897     5.2%       38,253
                                                       -------    ------     ------   ---------   ---------    ----       -------
            SUBTOTAL                                                                  1,087,590   1,500,707    51.9%      413,117
                                                                                      =========   =========    ====       =======
       TOTALS                                                                         2,192,377   2,891,596     100%      699,219

----------
* Does not include accrued income or expenses. ** Generally, securities held by the Fund are income producing during the year. However, some holdings may not distribute income or the Fund did not hold the security for the entire period. Securities that did not distribute income during the previous 12 months include: iShares GS Networking Index, John
      Hancock Tech Leaders A, Live Oak Health Sciences and Neuberger and Berman Focus Adv.

                                General Bond Fund
                       Portfolio Valuation* as of 9/30/06

                                                  SHARES OR
                                                  PRINCIPAL                                                          UNREALIZED
                  POSITION                         AMOUNT     UNIT COST    PRICE     COST        VALUE     PERCENT   GAIN/(LOSS)
-----------------------------------------------   ---------   ---------   ------   ---------   ---------   -------   -----------
      Northside Bank 12b-1 Cash                      6,262       1.00       1.00       6,262       6,262     0.1%           0
      Trust Company STAAR Accessor US Gov't        578,437       1.00       1.00     578,437     578,437    12.6%           0
      ProFunds Money Market Srv                     29,289       1.00       1.00      29,289      29,289     0.6%           0
      Savings Fidelity Escrow Account                  500       1.00       1.00         500         500     0.0%           0
                                                  --------     ------     ------   ---------   ---------    ----
CASH & EQUIVALENTS                                 614,488       1.00       1.00     614,488     614,488    13.4%           0

GOVERNMENT AGENCY OBLIGATIONS
       Fed Nat'l Mtg Assoc 3.66 4/30/08 c'07       200,000     100.15      97.98     200,293     195,960     4.3%      (4,333)
       Fed Nat'l Mtg Assoc 5.125 4/22/13 c'07       50,000     101.39      98.45      50,695      49,225     1.1%      (1,470)
       Fed Nat'l Mtg Assoc 2.625 10/01/07 c'07     175,000      99.84      97.58     174,715     170,765     3.7%      (3,950)
       Fed Nat'l Mtg Assoc 3.375 8/19/08 c'07       50,000      97.94      98.31      48,970      49,155     1.1%         185
       Fed Nat'l Mtg Assoc 4.0 3/15/10 c'07        150,000      95.77      96.97     143,661     145,455     3.2%       1,794
       Fed Nat'l Mtg Assoc 4.0 9/22/09             150,000      98.37      99.29     147,548     148,935     3.3%       1,387
       Fed Nat'l Mtg Assoc 4.125 7/21/11 c'07       50,000      93.84      96.29      46,919      48,145     1.1%       1,226
       Fed Nat'l Mtg Assoc 3.55 06/17/10            25,000      93.10      95.39      23,275      23,848     0.5%         573
       Fedl Farm Cr Bank 5.35 due 12/11/08         100,000      99.45     100.73      99,451     100,730     2.2%       1,279
       Fedl Home Ln Bank Bond 5.355 1/05/09         50,000      98.42     100.86      49,212      50,430     1.1%       1,218
       Fedl Home Ln Bank Bond 5.785 4/14/08         50,000     100.87     101.12      50,433      50,560     1.1%         127
       Fedl Home Ln Bank Bond 3.17 9/11/07 c'07    125,000     100.03      98.18     125,034     122,725     2.7%      (2,309)
       Fedl Home Ln Bank Bond 3.82 6/01/07 c'07    100,000     100.24      99.06     100,236      99,060     2.2%      (1,176)
       Fedl Home Ln Bank Bond 4.7 6/28/10 c'07     100,000      98.09      98.38      98,088      98,380     2.1%         292
       Fedl Home Ln Bank Bond 4.0 4/20/09 c'07     100,000      97.05      97.60      97,051      97,600     2.1%         549
       Fedl Home Ln Bank Bond 4.0 3/26/09          100,000      97.03      97.64      97,028      97,640     2.1%         612
       Fedl Home Ln Bank Bond 3.02 7/27/07 NC      100,000      98.46      98.26      98,462      98,260     2.1%        (202)
       Fedl Home Ln Bank Bond 4.5 8/17/09 c'06     100,000     100.02      98.96     100,016      98,960     2.2%      (1,056)
       Fedl Home Ln Mtg Corp Deb 5.125 10/15/08    130,000      99.36     100.28     129,163     130,364     2.8%       1,201
       Fedl Home Ln Mtg Corp Deb 4.35 06/02/08      50,000      98.62      98.79      49,308      49,395     1.1%          87
       Fedl Home Ln Mtg Corp Deb 4.1 03/15/10       25,000      95.32      97.18      23,829      24,295     0.5%         466
       Fedl Home Ln Mtg Corp Deb 4.375
         11/09/11 c'07                             100,000      94.78      97.54      94,777      97,540     2.1%       2,763
       Georgian Bank 5.2 12/28/06                  100,000     100.03     100.00     100,034     100,000     2.2%         (34)
                                                   -------     ------     ------   ---------   ---------    ----       ------
          Subtotal                                                                 2,148,197   2,147,427    46.9%        (770)

CORPORATE OBLIGATIONS
       CP&L Energy 5.95 3/01/09                     50,000      98.99     101.63      49,496      50,815     1.1%       1,319
       Bottling Group 2.45 10/16/06                100,000     100.00      99.90     100,000      99,900     2.2%        (100)
       DaimlerChrysler 4.05 06/04/08               150,000      97.71      97.65     146,566     146,475     3.2%         (91)
       Ford Motor Cr 7.75 due 2/15/07              100,000     100.29     100.24     100,293     100,240     2.2%         (53)
       GMAC 4.375 12/10/07                          80,000      96.87      97.62      77,495      78,096     1.7%         601
       Heinz 6.428 12/01/08                        100,000     101.36     102.06     101,364     102,060     2.2%         696
       John Deere 5.125 10/19/06                   192,000     100.00      99.98     192,000     191,962     4.2%         (38)
       Walt Disney 5.5 12/29/06                    350,000     100.04     100.06     350,146     350,210     7.7%          64
       Merrill Lynch 3.375 09/14/07                200,000      98.28      98.25     196,568     196,500     4.3%         (68)
       United Health Group 5.2 01/17/07            500,000      99.92      99.92     499,623     499,600    10.9%         (23)
                                                   -------     ------     ------   ---------   ---------    ----       ------
          Subtotal                                                                 1,813,550   1,815,858    39.7%       2,307
                                                                                   =========   =========    ====       ======
             TOTALS                                                                4,576,235   4,577,772     100%       1,537

----------
* Does not include accrued income or expenses. ** Generally, securities held by the Fund are income producing during the year. However, some holdings may not distribute income or the Fund did not hold the security for the entire period. All securities held by the Fund distributed income during the previous 12 months.

                               International Fund
                       Portfolio Valuation* as of 9/30/06

                                                                                                                       UNREALIZED
                         POSITION                           SHARES  UNIT COST  PRICE     COST       VALUE    PERCENT   GAIN/(LOSS)
---------------------------------------------------------  -------- --------- ------  ---------- ----------- -------   -----------
       Northside Bank 12b-1 Cash                              3,117      1.00    1.00      3,117    3,116.84     0.1%            0
       Trust Company STAAR Accessor US Gov't                333,616      1.00    1.00    333,616  333,616.30     8.0%            0
       Savings Fidelity Escrow Account                        1,100      1.00    1.00      1,100    1,100.00     0.0%            0
                                                            -------     -----   -----  ---------  ----------    ----
CASH & EQUIVALENTS                                          337,833      1.00    1.00    337,833     337,833     8.1%            0

INTERNATIONAL STOCK MUTUAL FUNDS
       AF Europacific Fund                                   11,204     32.03   46.09    358,885     516,395    12.3%      157,510
       CS International Focus Fund                           17,816     12.60   15.50    224,396     276,148     6.6%       51,752
       Eaton Vance Greater India A                            2,748     23.66   23.13     65,022      63,568     1.5%       (1,454)
       Harbor International                                   9,097     28.59   57.49    260,059     523,004    12.5%      262,945
       iShares MSCI Australia Index Fd                        4,000     17.38   21.20     69,517      84,800     2.0%       15,283
       iShares MSCI EMU Index Fd                                100     92.21   94.19      9,221       9,419     0.2%          198
       iShares MSCI EAFE Value Index Fd                       1,000     65.79   65.85     65,791      65,850     1.6%           59
       iShares MSCI Japan Index Fd                            4,000     12.75   13.54     50,983      54,160     1.3%        3,177
       iShares MSCI Malaysia Index Fd                         6,000      7.26    7.66     43,541      45,960     1.1%        2,419
       iShares MSCI Singapore Index Fd                        1,000      9.21    9.33      9,213       9,330     0.2%          117
       iShares MSCI Spain Index Fd                            1,000     25.40   47.08     25,400      47,080     1.1%       21,681
       iShares MSCI Sweden Index Fd                             200     27.10   27.16      5,419       5,432     0.1%           13
       Marsico Int'l Opportunities                           27,851      9.46   15.81    263,494     440,323    10.5%      176,829
       Putnam International Capital Opportunities A          17,750     16.43   33.26    291,570     590,361    14.1%      298,791
       Templeton Foreign Fund A                              38,186      9.51   13.87    363,037     529,633    12.6%      166,596
                                                            -------     -----   -----  ---------  ----------    ----     ---------
                                                SUBTOTAL                               2,105,548   3,261,464    77.9%    1,155,915
DEVELOPING MARKETS MUTUAL FUNDS

       Templeton Developing Markets Trust A                  22,862     12.09   25.73    276,483     588,241    14.0%      311,758
                                                            -------     -----   -----  ---------  ----------    ----     ---------
                                                SUBTOTAL                                 276,483     588,241    14.0%      311,758

                                                                                       =========  ==========    ====     =========
         TOTALS                                                                        2,719,864   4,187,538     100%    1,467,674

-------------
* Does not include accrued income or expenses. ** Generally, securities held by the Fund are income producing during the year. However, some holdings may not distribute income or the Fund did not hold the security for the entire period. Securities that did not distribute income during the previous 12 months include: All securities distributed income during this period.

                            Larger Company Stock Fund
                       Portfolio Valuation* as of 9/30/06

                                                                                                               UNREALIZED
                      POSITION                        SHARES  UNIT COST  PRICE     COST      VALUE    PERCENT   GAIN/(LOSS)
---------------------------------------------------- -------- --------- ------- ---------- ---------- -------  ------------
       Northside Bank 12b-1 Cash                        3,257      1.00    1.00      3,257      3,257     0.1%            0
       Trust Co. STAAR Accessor US Gov't              242,313      1.00    1.00    242,313    242,313     5.6%            0
       ProFunds Money Market Srv                      274,649      1.00    1.00    274,649    274,649     6.4%            0
       Savings Fidelity Escrow Account                  1,100      1.00    1.00      1,100      1,100     0.0%            0
                                                      -------    ------  ------  ---------  ---------    ----
CASH & EQUIVALENTS                                    521,319      1.00    1.00    521,319    521,319    12.1%            0

U.S. LARGER CO. STOCK FUNDS
       Dodge & Cox Stock Fund                           2,628    113.87  150.77    299,267    396,230     9.2%       96,963
       Franklin Rising Dividends A                     13,503     24.71   36.25    333,668    489,495    11.4%      155,827
       Fundamental Investors Fund A                    11,698     29.12   39.01    340,623    456,341    10.6%      115,718
       iShares S&P 500/Barra Value Index Fund             500     63.05   71.81     31,524     35,905     0.8%        4,381
       iShares DJ Select Dividend Index Fund              200     66.77   66.43     13,353     13,286     0.3%          (67)
       iShares S&P Global Healthcare Sect Index Fund      500     57.24   57.13     28,621     28,565     0.7%          (56)
       iShares GS Networking Index Fund                 1,200     29.35   30.81     35,222     36,972     0.9%        1,750
       iShares DJ US Tech Sector Index Fund               200     50.73   51.35     10,146     10,270     0.2%          124
       Mairs & Power Growth Fund                        5,538     12.35   74.42     68,365    412,110     9.6%      343,745
       Torray Fund                                      9,169     37.52   41.34    344,021    379,053     8.8%       35,033
       Washington Mutual Investors Fund A              10,562     28.11   33.73    296,870    356,255     8.3%       59,386
                                                      -------    ------  ------  ---------  ---------    ----       -------
                                           SUBTOTAL                              1,801,678  2,614,483    60.9%      812,805

U.S. MID-CAP LARGER CO. STOCK FUNDS
       Calamos Growth A                                 6,008     41.99   53.39    252,286    320,783     7.5%       68,497
       Heartland Select Value                          17,992     27.79   27.91    500,000    502,159    11.7%        2,159
       Navellier MidCap Growth                         11,378     24.71   29.30    281,139    333,362     7.8%       52,223
                                                      -------    ------  ------  ---------  ---------    ----       -------
                                           SUBTOTAL                              1,033,425  1,156,304    26.9%      122,879

                                                                                 =========  =========    ====       =======
         TOTALS                                                                  3,356,423  4,292,106     100%      935,683

--------------
* Does not include accrued income or expenses. ** Generally, securities held by the Fund are income producing during the year. However, some holdings may not distribute income or the Fund did not hold the security for the entire period. Securities that did not distribute income during the previous 12 months include: Calamos Growth Fund, Heartland Select Value Fund, iShares GS Networking Index Fund, and Navellier MidCap Growth Fund.

                              Short-Term Bond Fund
                       Portfolio Valuation* as of 9/30/06

                                                          SHARES OR
                                                          PRINCIPAL                                                 UNREALIZED
                         POSITION                          AMOUNT   UNIT COST PRICE     COST      VALUE    PERCENT  GAIN/(LOSS)
--------------------------------------------------------- --------- --------- ------  --------- ---------- -------  ----------
       Northside Bank 12b-1 Cash                              2,169      1.00   1.00      2,169      2,169     0.2%          0
       Trust Company STAAR Accessor US Gov't                212,557      1.00   1.00    212,557    212,557    16.7%          0
       Savings Fidelity Escrow Account                          300      1.00   1.00        300        300     0.0%          0
                                                            -------    ------  -----  ---------  ---------    ----
CASH & EQUIVALENTS                                          215,026      1.00   1.00    215,026    215,026    16.9%          0

US TREASURY AND GOVERNMENT AGENCY OBLIGATIONS
       Fed'l Farm Cr Bk 3.59 5/11/07 c'07                    35,000     99.89  99.00     34,960     34,650     2.7%       (310)
       Fed'l Home Ln Bank 3.82 06/01/07 c'07                100,000    100.24  99.06    100,238     99,060     7.8%     (1,178)
       Fed'l Home Ln Bank 3.375 10/30/07 c'07                35,000     99.14  98.19     34,699     34,367     2.7%       (332)
       Fed'l Home Ln Bank 4.3 5/09/08                       100,000    100.02  98.75    100,016     98,750     7.8%     (1,266)
       Fed'l Home Ln Bank 4.0 9/03/08 c'07                   50,000     99.84  98.11     49,920     49,055     3.9%       (865)
       Fed'l Home Ln Bank 4.05 12/16/08 c'07                 50,000     99.71  97.96     49,857     48,980     3.8%       (877)
       Fed'l Home Ln Bank 3.39 6/08/07 NC                    50,000     99.70  98.76     49,850     49,380     3.9%       (470)
       Fed'l Home Ln Bank 4.0 2/23/09 c'07                   50,000     97.32  97.72     48,661     48,860     3.8%        199
       Fed'l Home Ln Bank 4.0 1/12/07                       100,000     99.99  99.89     99,991     99,890     7.8%       (101)
       Fed'l Home Ln Mtg Corp 3.65 5/16/08 c'07             130,000     99.33  97.92    129,123    127,296    10.0%     (1,827)
       Fed'l Home Ln Mtg Corp 4.25 6/15/09 c'07              50,000     97.51  98.04     48,756     49,020     3.8%        264
       Fed'l Home Ln Mtg Corp 2.45 12/19/06 c'04             25,000     99.97  99.38     24,992     24,845     2.0%       (147)
       Fed'l Nat'l Mtg Assoc 3.375 8/19/08 c'07              50,000     97.94  98.31     48,970     49,155     3.9%        185
       Fed'l Nat'l Mtg Assoc 3.5 2/11/08                    100,000     98.29  98.45     98,286     98,450     7.7%        164
                                                            -------    ------  -----  ---------  ---------    ----     -------
                                                 Subtotal                               918,319    911,758    71.6%     (6,561)
CORPORATE OBLIGATIONS
       Hertz Corp 6.625 5/15/08 NC                           50,000    100.16  97.75     50,081     48,875     3.8%     (1,206)
       John Hancock Life 3.0 9/15/07                         50,000    100.02  97.57     50,012     48,785     3.8%     (1,227)
       SAFECO Corp 4.2 2/1/08 NC                             50,000    100.24  97.92     50,119     48,960     3.8%     (1,159)
                                                            -------    ------  -----  ---------  ---------    ----     -------
                                                 Subtotal                               150,212    146,620    11.5%     (3,592)

                                                                                      =========  =========    ====     =======
                                                                       TOTALS         1,283,558  1,273,404     100%    (10,154)

-------------
* Does not include accrued income or expenses. ** Generally, securities held by the Fund are income producing during the year. However, some holdings may not distribute income or the Fund did not hold the security for the entire period. All securities held by the Fund distributed income during the previous 12 months.

                           Smaller Company Stock Fund
                       Portfolio Valuation* as of 9/30/06

                                                                                                            UNREALIZED
                    POSITION                      SHARES  UNIT COST PRICE     COST      VALUE     PERCENT   GAIN/(LOSS)
------------------------------------------------ -------- --------- ------ ---------- ----------- -------  ------------
      Northside Bank 12b-1 Cash                     3,018      1.00   1.00      3,018       3,018     0.1%            0
      Trust Co. STAAR Accessor US Gov't           188,158      1.00   1.00    188,158     188,158     4.1%            0
      ProFunds Money Market                       184,381      1.00   1.00    184,381     184,381     4.0%            0
      Savings Fidelity Escrow Account               1,200      1.00   1.00      1,200       1,200     0.0%            0
                                                  -------     -----  -----  ---------   ---------    ----
CASH & EQUIVALENTS                                376,758      1.00   1.00    376,758     376,758     8.2%            0

U.S. SMALLER MID-CAP STOCK MUTUAL FUNDS
       Columbia Acorn Z Fund                       16,686     18.50  29.63    308,726     494,396    10.8%      185,671
       iShares DJ US Medical Devices Index Fund       500     47.39  46.63     23,693      23,315     0.5%         (378)
       Hennessy Cornerstone Growth                 10,311     21.82  19.25    224,994     198,494     4.3%      (26,500)
                                                  -------     -----  -----  ---------   ---------    ----       -------

                                        SUBTOTAL                              557,413     716,205    15.7%      158,793
U.S. SMALLER CO. STOCK MUTUAL FUNDS
       Gartmore Small Cap A                        35,663     19.64  20.07    700,500     715,759    15.7%       15,259
       iShares Russell 2000 Index Fund                400     72.36  72.00     28,943      28,800     0.6%         (143)
       Munder Small Cap Value A                    14,795     25.91  27.40    383,402     405,375     8.9%       21,973
       Royce Opportunity Fund                      31,571      7.56  13.48    238,531     425,577     9.3%      187,046
       Wasatch Small Cap Value                    114,884      4.69   5.29    538,896     607,738    13.3%       68,842
                                                  -------     -----  -----  ---------   ---------    ----       -------

                                        SUBTOTAL                            1,890,271   2,183,249    47.7%      292,977
U.S. LARGER CO. STOCK MUTUAL FUNDS
       iShares DJ US Pharmaceuticals Index Fund       500     51.74  52.35     25,868      26,175     0.6%          307
                                                  -------     -----  -----  ---------   ---------    ----       -------

                                        SUBTOTAL                               25,868      26,175     0.6%          307
U.S. MICROCAP STOCK MUTUAL FUNDS
       Bjurman & Barry MicroCap Growth              2,894     27.64  29.68     80,000      85,891     1.9%        5,891
       Franklin MicroCap Value                     19,484     22.43  40.35    436,929     786,176    17.2%      349,247
       Royce MicroCap Inv                          22,896     17.47  17.40    400,000     398,397     8.7%       (1,603)
                                                  -------     -----  -----  ---------   ---------    ----       -------
                                        SUBTOTAL                              916,929   1,270,464    27.8%      353,535
                                                                            =========  ==========    ====       =======
         TOTALS                                                             3,767,239   4,572,851     100%      805,612

------------
* Does not include accrued income or expenses. ** Generally, securities held by the Fund are income producing during the year. However, some holdings may not distribute income or the Fund did not hold the security for the entire period. Securities that did not distribute income during the previous 12 months include: Bjurman Barry MicroCap Growth Fund.

ITEM 2. CONTROLS AND PROCEDURES

a) The registrant's principal executive officer and principal financial officer has concluded, based on his evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective and provide reasonable assurance that information required to be disclosed by the investment company in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) At the date of filing this Form N-Q, the registrant's principal executive officer and principal financial officer is aware of no changes in the registrant's internal control over financial reporting during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications by the registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.